INVENTORIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory write-down			$ 5,307	$ 36,241
Inventory write-down			5,307	36,241
Inventory write- off			$ 142,466